American Century Investments®
Quarterly Portfolio Holdings
Avantis U.S. Small Cap Equity Fund
November 30, 2024

Avantis U.S. Small Cap Equity Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.3%
AerSale Corp.(1)	366	2,306
Astronics Corp.(1)	93	1,502
Cadre Holdings, Inc.	872	29,116
Ducommun, Inc.(1)	477	31,959
Mercury Systems, Inc.(1)	120	4,936
National Presto Industries, Inc.	205	16,342
Park Aerospace Corp.	602	9,217
		95,378
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	2,626	57,667
Hub Group, Inc., Class A	2,319	119,753
Radiant Logistics, Inc.(1)	1,748	13,075
		190,495
Automobile Components — 2.2%
Adient PLC(1)	1,364	26,230
American Axle & Manufacturing Holdings, Inc.(1)	3,429	22,666
Dana, Inc.	4,168	41,680
Gentherm, Inc.(1)	1,205	50,730
Goodyear Tire & Rubber Co.(1)	2,759	29,632
Holley, Inc.(1)	999	2,837
LCI Industries	503	60,767
Motorcar Parts of America, Inc.(1)	16	117
Patrick Industries, Inc.	772	103,749
Phinia, Inc.	1,814	101,729
QuantumScape Corp.(1)(2)	12,459	65,161
Standard Motor Products, Inc.	742	24,397
Stoneridge, Inc.(1)	554	3,800
Visteon Corp.(1)	1,073	100,186
XPEL, Inc.(1)	422	18,357
		652,038
Automobiles — 0.2%
Winnebago Industries, Inc.	848	49,642
Banks — 21.3%
1st Source Corp.	26	1,687
Amalgamated Financial Corp.	718	25,582
Amerant Bancorp, Inc.	1,393	34,644
Arrow Financial Corp.	418	13,786
Banc of California, Inc.	4,971	85,650
Bancorp, Inc.(1)	2,071	121,009
Bank First Corp.	295	31,527
Bank of Hawaii Corp.	1,428	112,783
Bank of Marin Bancorp	629	15,901
Bank of NT Butterfield & Son Ltd.	1,820	69,033
BankUnited, Inc.	3,175	133,572
Banner Corp.	1,372	102,338
Bar Harbor Bankshares	497	17,887
Berkshire Hills Bancorp, Inc.	1,638	49,926
Blue Ridge Bankshares, Inc.(1)	1,661	5,863
Brookline Bancorp, Inc.	3,177	39,998

Burke & Herbert Financial Services Corp.	481	33,324
Business First Bancshares, Inc.	1,032	29,412
Byline Bancorp, Inc.	1,041	32,708
California BanCorp(1)	854	15,304
Camden National Corp.	541	25,487
Capital City Bank Group, Inc.	300	11,808
Carter Bankshares, Inc.(1)	574	10,722
Central Pacific Financial Corp.	1,163	37,123
ChoiceOne Financial Services, Inc.(2)	320	11,994
City Holding Co.	522	68,549
Civista Bancshares, Inc.	545	12,470
CNB Financial Corp.	597	16,662
Coastal Financial Corp.(1)	449	34,371
Columbia Financial, Inc.(1)	955	17,410
Community Trust Bancorp, Inc.	585	34,503
Community West Bancshares	533	11,683
ConnectOne Bancorp, Inc.	1,509	41,498
CrossFirst Bankshares, Inc.(1)	1,674	28,977
Customers Bancorp, Inc.(1)	1,091	61,587
CVB Financial Corp.	4,782	111,994
Dime Community Bancshares, Inc.	1,485	53,282
Eagle Bancorp, Inc.	1,080	31,709
Eastern Bankshares, Inc.	611	11,389
Enterprise Financial Services Corp.	1,502	91,006
Equity Bancshares, Inc., Class A	478	22,939
Esquire Financial Holdings, Inc.	291	22,608
Evans Bancorp, Inc.	215	9,548
Farmers National Banc Corp.	1,100	17,215
FB Financial Corp.	1,405	79,312
Financial Institutions, Inc.	476	12,928
First Bancorp/Southern Pines NC	1,557	73,646
First Bancshares, Inc.	1,198	44,494
First Busey Corp.	1,997	53,300
First Business Financial Services, Inc.	221	11,077
First Commonwealth Financial Corp.	4,074	76,713
First Community Bankshares, Inc.	461	21,284
First Financial Bancorp	3,437	101,495
First Financial Corp.	402	19,634
First Financial Northwest, Inc.	257	5,808
First Foundation, Inc.	2,579	20,503
First Internet Bancorp	293	12,286
First Merchants Corp.	2,081	91,044
First Mid Bancshares, Inc.	819	34,406
First of Long Island Corp.	841	12,169
Five Star Bancorp	346	11,401
Flushing Financial Corp.	1,036	18,379
FS Bancorp, Inc.	102	4,865
German American Bancorp, Inc.	937	42,146
Great Southern Bancorp, Inc.	229	14,672
Greene County Bancorp, Inc.	22	669
Hanmi Financial Corp.	1,220	32,269
HarborOne Bancorp, Inc.	1,594	20,531
Heartland Financial USA, Inc.	1,588	107,301
Heritage Commerce Corp.	2,320	24,638
Heritage Financial Corp.	1,340	35,443

Hilltop Holdings, Inc.	1,663	52,634
Hingham Institution For Savings	71	20,111
HomeTrust Bancshares, Inc.	601	22,291
Hope Bancorp, Inc.	4,242	57,776
Horizon Bancorp, Inc.	1,748	31,971
Independent Bank Corp.	1,515	109,671
Independent Bank Corp. (Michigan)	884	33,265
Independent Bank Group, Inc.	1,571	105,131
Kearny Financial Corp.	2,066	16,363
Lakeland Financial Corp.	903	66,334
Live Oak Bancshares, Inc.	1,242	58,871
Mercantile Bank Corp.	607	30,380
Metrocity Bankshares, Inc.	425	14,595
Metropolitan Bank Holding Corp.(1)	459	29,808
Mid Penn Bancorp, Inc.	371	11,891
Midland States Bancorp, Inc.	755	20,272
MidWestOne Financial Group, Inc.	611	20,132
National Bank Holdings Corp., Class A	1,449	69,175
NBT Bancorp, Inc.	1,900	95,228
Nicolet Bankshares, Inc.	457	50,910
Northeast Bank	265	26,089
Northfield Bancorp, Inc.	1,569	20,993
Northrim BanCorp, Inc.	233	19,821
Northwest Bancshares, Inc.	4,952	72,695
OceanFirst Financial Corp.	2,082	43,056
OFG Bancorp	1,851	84,072
Old Second Bancorp, Inc.	1,728	32,141
Orange County Bancorp, Inc.	100	5,964
Origin Bancorp, Inc.	1,079	37,074
Orrstown Financial Services, Inc.	774	30,573
Pacific Premier Bancorp, Inc.	3,422	97,185
Park National Corp.	433	82,426
Pathward Financial, Inc.	1,060	88,913
Peapack-Gladstone Financial Corp.	575	20,781
Peoples Bancorp, Inc.	1,241	43,534
Ponce Financial Group, Inc.(1)	805	10,409
Preferred Bank	465	43,863
Premier Financial Corp.	1,429	39,598
Provident Financial Services, Inc.	5,261	111,112
QCR Holdings, Inc.	439	40,436
RBB Bancorp	174	4,152
Renasant Corp.	2,258	84,946
Republic Bancorp, Inc., Class A	128	9,763
S&T Bancorp, Inc.	1,583	67,737
Sandy Spring Bancorp, Inc.	1,912	72,044
Seacoast Banking Corp. of Florida	3,019	90,449
Shore Bancshares, Inc.	943	15,512
Sierra Bancorp	132	4,154
Simmons First National Corp., Class A	4,443	108,676
SmartFinancial, Inc.	605	21,937
South Plains Financial, Inc.	504	19,601
Southern Missouri Bancorp, Inc.	404	26,523
Southside Bancshares, Inc.	1,115	39,159
Stellar Bancorp, Inc.	1,667	51,694
Stock Yards Bancorp, Inc.	1,098	83,580

Texas Capital Bancshares, Inc.(1)	144	12,737
Third Coast Bancshares, Inc.(1)	300	10,650
Tompkins Financial Corp.	446	34,034
Towne Bank	2,556	93,626
TriCo Bancshares	1,087	52,546
Triumph Financial, Inc.(1)	777	83,209
TrustCo Bank Corp.	739	27,520
Trustmark Corp.	2,138	83,617
Univest Financial Corp.	1,234	39,192
Veritex Holdings, Inc.	2,059	62,614
WaFd, Inc.	3,379	123,604
Washington Trust Bancorp, Inc.	653	24,252
WesBanco, Inc.	2,036	71,952
Westamerica BanCorp	947	54,197
WSFS Financial Corp.	2,222	133,364
		6,225,466
Beverages — 0.3%
Duckhorn Portfolio, Inc.(1)	123	1,353
MGP Ingredients, Inc.	566	26,195
Vita Coco Co., Inc.(1)	1,497	53,203
		80,751
Biotechnology — 4.0%
2seventy bio, Inc.(1)(2)	1,346	5,371
4D Molecular Therapeutics, Inc.(1)	249	1,952
89bio, Inc.(1)	2,385	21,441
Absci Corp.(1)(2)	1,566	4,776
ACELYRIN, Inc.(1)	1,287	5,856
Acrivon Therapeutics, Inc.(1)(2)	713	5,405
Acumen Pharmaceuticals, Inc.(1)	120	272
Adverum Biotechnologies, Inc.(1)	103	684
Agios Pharmaceuticals, Inc.(1)	203	12,056
Akero Therapeutics, Inc.(1)	2,417	77,586
Aldeyra Therapeutics, Inc.(1)	2,503	12,265
Alector, Inc.(1)	2,645	6,851
Allogene Therapeutics, Inc.(1)	1,352	3,353
Altimmune, Inc.(1)(2)	1,799	15,417
Anika Therapeutics, Inc.(1)	541	9,587
Annexon, Inc.(1)	3,591	19,355
Arcturus Therapeutics Holdings, Inc.(1)(2)	350	6,419
Arcus Biosciences, Inc.(1)	1,921	29,660
Astria Therapeutics, Inc.(1)	1,853	19,253
Aura Biosciences, Inc.(1)	1,096	10,204
Aurinia Pharmaceuticals, Inc.(1)	2,525	22,371
Beam Therapeutics, Inc.(1)	2,234	61,145
Biomea Fusion, Inc.(1)(2)	585	4,235
Black Diamond Therapeutics, Inc.(1)	1,544	4,092
C4 Therapeutics, Inc.(1)	1,225	5,574
Cargo Therapeutics, Inc.(1)(2)	1,386	25,197
Catalyst Pharmaceuticals, Inc.(1)	2,170	47,892
Climb Bio, Inc.(1)	28	90
Corvus Pharmaceuticals, Inc.(1)	2,323	21,116
Cullinan Therapeutics, Inc.(1)	1,728	23,242
Design Therapeutics, Inc.(1)	1,069	6,414
Dianthus Therapeutics, Inc.(1)	93	2,231
Dynavax Technologies Corp.(1)	221	2,842

Editas Medicine, Inc.(1)	428	959
Emergent BioSolutions, Inc.(1)(2)	2,594	26,251
Enanta Pharmaceuticals, Inc.(1)	354	3,044
Entrada Therapeutics, Inc.(1)	1,154	22,953
Erasca, Inc.(1)	9,198	26,306
Fate Therapeutics, Inc.(1)	319	1,011
Gyre Therapeutics, Inc.(1)	100	1,251
Inovio Pharmaceuticals, Inc.(1)	93	402
Inozyme Pharma, Inc.(1)	1,964	5,322
Intellia Therapeutics, Inc.(1)	2,478	38,706
iTeos Therapeutics, Inc.(1)	1,232	10,534
Jasper Therapeutics, Inc.(1)	47	1,072
Kodiak Sciences, Inc.(1)	97	647
Korro Bio, Inc.(1)	51	2,655
Larimar Therapeutics, Inc.(1)	1,554	9,837
LENZ Therapeutics, Inc.(2)	803	28,587
MiMedx Group, Inc.(1)	4,310	39,867
Mineralys Therapeutics, Inc.(1)	923	11,787
Monte Rosa Therapeutics, Inc.(1)	1,060	10,982
Nkarta, Inc.(1)	404	1,159
Organogenesis Holdings, Inc.(1)	1,584	6,130
ORIC Pharmaceuticals, Inc.(1)	2,197	21,750
PepGen, Inc.(1)(2)	53	268
Praxis Precision Medicines, Inc.(1)	662	53,073
Protagonist Therapeutics, Inc.(1)	2,732	119,662
Prothena Corp. PLC(1)	1,317	21,349
Puma Biotechnology, Inc.(1)	127	431
Pyxis Oncology, Inc.(1)	525	1,055
REGENXBIO, Inc.(1)	381	3,780
Relay Therapeutics, Inc.(1)	5,914	27,796
Replimune Group, Inc.(1)	2,567	36,143
Rezolute, Inc.(1)	2,164	10,907
Sage Therapeutics, Inc.(1)	79	432
Sagimet Biosciences, Inc., Class A(1)	39	222
Solid Biosciences, Inc.(1)	423	2,411
Sutro Biopharma, Inc.(1)	2,956	7,833
Tango Therapeutics, Inc.(1)	2,985	11,761
Tenaya Therapeutics, Inc.(1)(2)	247	882
Tourmaline Bio, Inc.(1)	312	8,124
Tyra Biosciences, Inc.(1)(2)	69	1,082
Vanda Pharmaceuticals, Inc.(1)	2,150	11,072
Verve Therapeutics, Inc.(1)	1,062	5,958
Vir Biotechnology, Inc.(1)	3,450	27,462
Voyager Therapeutics, Inc.(1)	847	5,810
Werewolf Therapeutics, Inc.(1)	99	198
Xencor, Inc.(1)	2,297	58,803
Zentalis Pharmaceuticals, Inc.(1)	136	491
		1,182,421
Broadline Retail — 0.2%
1stdibs.com, Inc.(1)	113	440
ContextLogic, Inc., Class A(1)(2)	922	6,592
Groupon, Inc.(1)	917	8,601
Kohl's Corp.(2)	3,746	56,078
Savers Value Village, Inc.(1)	48	449
		72,160

Building Products — 1.6%
American Woodmark Corp.(1)	489	44,391
Apogee Enterprises, Inc.	843	70,989
AZZ, Inc.	1,108	103,199
Gibraltar Industries, Inc.(1)	1,150	83,306
Insteel Industries, Inc.	729	21,491
Janus International Group, Inc.(1)	2,295	17,167
JELD-WEN Holding, Inc.(1)	1,023	11,141
Masterbrand, Inc.(1)	4,787	82,815
Quanex Building Products Corp.	1,319	39,253
		473,752
Capital Markets — 1.3%
Diamond Hill Investment Group, Inc.	97	16,039
DigitalBridge Group, Inc.	1,774	23,239
Donnelley Financial Solutions, Inc.(1)	951	57,298
Federated Hermes, Inc.	259	11,072
Open Lending Corp., Class A(1)	3,533	22,540
Oppenheimer Holdings, Inc., Class A	384	23,697
StoneX Group, Inc.(1)	1,043	108,222
Virtus Investment Partners, Inc.	231	57,050
WisdomTree, Inc.	4,966	59,344
		378,501
Chemicals — 2.6%
AdvanSix, Inc.	1,009	32,762
American Vanguard Corp.	56	337
Arq, Inc.(1)	1,189	9,167
Ecovyst, Inc.(1)	1,072	8,522
Hawkins, Inc.	878	118,100
Ingevity Corp.(1)	842	40,896
Innospec, Inc.	947	112,324
Intrepid Potash, Inc.(1)	434	11,766
Koppers Holdings, Inc.	301	11,576
Kronos Worldwide, Inc.	834	9,433
LSB Industries, Inc.(1)	1,900	16,777
Mativ Holdings, Inc.	2,112	27,773
Minerals Technologies, Inc.	1,228	100,168
Northern Technologies International Corp.	28	390
Orion SA	875	16,117
PureCycle Technologies, Inc.(1)(2)	4,164	55,360
Quaker Chemical Corp.	461	72,700
Rayonier Advanced Materials, Inc.(1)	3,024	26,641
Stepan Co.	801	61,597
Tronox Holdings PLC, Class A	2,553	30,891
		763,297
Commercial Services and Supplies — 2.3%
ACCO Brands Corp.	3,666	21,336
Acme United Corp.(2)	9	401
Aris Water Solutions, Inc., Class A	1,115	29,994
BrightView Holdings, Inc.(1)	2,385	40,783
CECO Environmental Corp.(1)	1,046	33,524
Civeo Corp.	528	12,345
Deluxe Corp.	1,647	38,161
Driven Brands Holdings, Inc.(1)	1,665	28,055
Ennis, Inc.	1,016	21,671
Healthcare Services Group, Inc.(1)	2,813	34,712

HNI Corp.	1,786	101,177
Interface, Inc.	2,245	59,605
Liquidity Services, Inc.(1)	874	22,348
Matthews International Corp., Class A	1,104	33,297
MillerKnoll, Inc.	2,609	65,590
Steelcase, Inc., Class A	3,433	46,243
Vestis Corp.	3,125	50,250
Viad Corp.(1)	767	34,300
Virco Mfg. Corp.	583	9,573
		683,365
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(1)	2,669	22,686
Applied Optoelectronics, Inc.(1)	1,409	58,079
Aviat Networks, Inc.(1)	235	3,720
Clearfield, Inc.(1)	486	14,872
Comtech Telecommunications Corp.(1)	1,027	3,481
Infinera Corp.(1)	628	4,151
Lantronix, Inc.(1)	1,170	3,510
NETGEAR, Inc.(1)	1,064	26,174
Viasat, Inc.(1)	4,435	41,379
Viavi Solutions, Inc.(1)	8,236	81,866
		259,918
Construction and Engineering — 1.1%
Ameresco, Inc., Class A(1)	1,450	40,847
Argan, Inc.	630	98,242
Centuri Holdings, Inc.(1)	472	9,350
Great Lakes Dredge & Dock Corp.(1)	2,581	32,598
Limbach Holdings, Inc.(1)	457	45,467
Matrix Service Co.(1)	78	1,034
MYR Group, Inc.(1)	53	8,369
Northwest Pipe Co.(1)	399	22,370
Orion Group Holdings, Inc.(1)	817	7,124
Tutor Perini Corp.(1)	2,044	55,556
		320,957
Construction Materials — 0.2%
Smith-Midland Corp.(1)(2)	8	393
U.S. Lime & Minerals, Inc.	451	69,003
		69,396
Consumer Finance — 2.1%
Bread Financial Holdings, Inc.	2,216	130,367
Dave, Inc.(1)	298	29,407
Encore Capital Group, Inc.(1)	807	39,692
Enova International, Inc.(1)	947	99,918
EZCORP, Inc., Class A(1)	1,812	23,193
Green Dot Corp., Class A(1)	2,199	22,584
LendingClub Corp.(1)	4,430	73,715
LendingTree, Inc.(1)	427	18,878
Moneylion, Inc.(1)	22	2,017
Navient Corp.	2,867	44,668
OppFi, Inc.	800	6,528
PRA Group, Inc.(1)	1,239	26,267
PROG Holdings, Inc.	1,742	84,766
World Acceptance Corp.(1)	85	10,278
		612,278

Consumer Staples Distribution & Retail — 1.5%
Andersons, Inc.	1,152	54,997
Chefs' Warehouse, Inc.(1)	1,348	60,269
Ingles Markets, Inc., Class A	578	42,714
Natural Grocers by Vitamin Cottage, Inc.	587	27,618
PriceSmart, Inc.	991	88,932
SpartanNash Co.	1,408	26,724
United Natural Foods, Inc.(1)	2,755	68,407
Village Super Market, Inc., Class A	349	11,297
Weis Markets, Inc.	645	46,975
		427,933
Containers and Packaging — 0.4%
Myers Industries, Inc.	455	5,278
O-I Glass, Inc.(1)	4,634	58,388
Pactiv Evergreen, Inc.	588	7,979
TriMas Corp.	1,445	38,177
		109,822
Distributors — 0.1%
A-Mark Precious Metals, Inc.	717	21,725
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.(1)	1,621	148,175
American Public Education, Inc.(1)	651	13,424
Carriage Services, Inc.	544	22,059
Coursera, Inc.(1)	598	4,754
European Wax Center, Inc., Class A(1)(2)	194	1,166
Laureate Education, Inc., Class A(1)	4,848	92,112
Lincoln Educational Services Corp.(1)	83	1,364
Mister Car Wash, Inc.(1)	3,523	28,184
Perdoceo Education Corp.	2,566	70,437
Strategic Education, Inc.	851	84,087
Universal Technical Institute, Inc.(1)	1,679	43,436
		509,198
Diversified Telecommunication Services — 0.3%
ATN International, Inc.	219	4,332
Consolidated Communications Holdings, Inc.(1)	2,519	11,764
IDT Corp., Class B	66	3,408
Liberty Latin America Ltd., Class A(1)	1,271	8,846
Liberty Latin America Ltd., Class C(1)	5,257	36,326
Shenandoah Telecommunications Co.	2,049	27,313
		91,989
Electric Utilities — 0.3%
Genie Energy Ltd., Class B	802	12,239
Hawaiian Electric Industries, Inc.(1)	6,103	63,410
		75,649
Electrical Equipment — 0.7%
Allient, Inc.	114	2,961
Array Technologies, Inc.(1)	228	1,530
Blink Charging Co.(1)(2)	707	1,124
LSI Industries, Inc.	85	1,737
Plug Power, Inc.(1)(2)	5,318	11,912
Powell Industries, Inc.	35	9,358
Preformed Line Products Co.	136	18,499
Shoals Technologies Group, Inc., Class A(1)	1,017	5,309
Sunrun, Inc.(1)	8,641	99,631
Thermon Group Holdings, Inc.(1)	1,258	39,702

Ultralife Corp.(1)	37	284
		192,047
Electronic Equipment, Instruments and Components — 2.8%
908 Devices, Inc.(1)	76	208
Aeva Technologies, Inc.(1)	157	722
Bel Fuse, Inc., Class A	63	6,090
Bel Fuse, Inc., Class B	401	32,152
Benchmark Electronics, Inc.	1,598	77,487
CTS Corp.	1,134	62,268
Daktronics, Inc.(1)	1,604	24,702
ePlus, Inc.(1)	1,044	84,418
Evolv Technologies Holdings, Inc.(1)	3,127	12,664
FARO Technologies, Inc.(1)	600	15,750
Kimball Electronics, Inc.(1)	797	15,629
Knowles Corp.(1)	3,282	63,868
Methode Electronics, Inc.	959	10,472
M-Tron Industries, Inc.(1)	95	6,228
Napco Security Technologies, Inc.	1,248	48,959
nLight, Inc.(1)	1,712	18,592
Ouster, Inc.(1)	137	1,353
PC Connection, Inc.	465	33,750
Richardson Electronics Ltd.	16	225
Rogers Corp.(1)	689	71,367
ScanSource, Inc.(1)	892	44,966
SmartRent, Inc.(1)	288	510
TTM Technologies, Inc.(1)	4,013	97,837
Vishay Intertechnology, Inc.	4,818	92,024
Vishay Precision Group, Inc.(1)	213	4,893
		827,134
Energy Equipment and Services — 2.5%
Atlas Energy Solutions, Inc.(2)	2,435	57,393
Bristow Group, Inc.(1)	1,119	42,768
Core Laboratories, Inc.	1,752	35,653
DMC Global, Inc.(1)	148	1,191
Energy Services of America Corp.	427	6,870
Expro Group Holdings NV(1)	3,994	55,477
Forum Energy Technologies, Inc.(1)	358	5,459
Geospace Technologies Corp.(1)	16	172
Helix Energy Solutions Group, Inc.(1)	5,008	53,536
Innovex International, Inc.(1)	545	8,867
KLX Energy Services Holdings, Inc.(1)	401	2,418
Kodiak Gas Services, Inc.	1,308	52,896
Liberty Energy, Inc., Class A	2,520	46,368
Nabors Industries Ltd.(1)	214	15,714
Natural Gas Services Group, Inc.(1)	343	9,522
Newpark Resources, Inc.(1)	3,121	26,092
Oceaneering International, Inc.(1)	3,903	117,012
Oil States International, Inc.(1)	1,302	7,161
ProFrac Holding Corp., Class A(1)(2)	61	553
ProPetro Holding Corp.(1)	3,523	29,593
Ranger Energy Services, Inc.	45	743
RPC, Inc.	2,487	16,016
SEACOR Marine Holdings, Inc.(1)	430	2,954
Seadrill Ltd.(1)	1,397	56,774
Select Water Solutions, Inc., Class A	3,657	54,014

Solaris Energy Infrastructure, Inc., Class A	1,260	31,059
TETRA Technologies, Inc.(1)	368	1,417
		737,692
Entertainment — 0.6%
Cinemark Holdings, Inc.(1)	367	12,669
IMAX Corp.(1)	1,910	50,271
Lions Gate Entertainment Corp., Class A(1)	1,142	9,410
Lions Gate Entertainment Corp., Class B(1)	2,413	17,784
Marcus Corp.	946	21,417
Sphere Entertainment Co.(1)(2)	1,053	43,331
Vivid Seats, Inc., Class A(1)(2)	2,189	7,837
		162,719
Financial Services — 1.8%
Acacia Research Corp.(1)	1,380	6,279
Alerus Financial Corp.	512	11,284
Cannae Holdings, Inc.	2,037	44,203
Cass Information Systems, Inc.	480	21,538
EVERTEC, Inc.	1,854	66,744
Federal Agricultural Mortgage Corp., Class C	334	71,299
I3 Verticals, Inc., Class A(1)	806	19,989
International Money Express, Inc.(1)	796	16,772
loanDepot, Inc., Class A(1)	2,452	5,517
Marqeta, Inc., Class A(1)	13,574	52,667
Merchants Bancorp	731	30,176
NCR Atleos Corp.(1)	3,035	99,578
NewtekOne, Inc.(2)	870	12,615
NMI Holdings, Inc., Class A(1)	263	10,517
Payoneer Global, Inc.(1)	886	9,666
Paysafe Ltd.(1)	1,327	26,381
Repay Holdings Corp.(1)	1,826	14,754
Velocity Financial, Inc.(1)	316	6,465
		526,444
Food Products — 1.4%
B&G Foods, Inc.	2,506	16,740
BRC, Inc., Class A(1)(2)	1,734	5,445
Calavo Growers, Inc.	667	18,483
Dole PLC	3,294	49,641
Fresh Del Monte Produce, Inc.	1,522	51,367
Hain Celestial Group, Inc.(1)	3,693	30,541
John B Sanfilippo & Son, Inc.	290	25,042
Lifeway Foods, Inc.(1)	165	4,034
Limoneira Co.	698	19,404
Mama's Creations, Inc.(1)	1,567	15,310
Mission Produce, Inc.(1)	1,719	22,863
Seneca Foods Corp., Class A(1)	183	13,194
TreeHouse Foods, Inc.(1)	1,698	58,309
Vital Farms, Inc.(1)	1,101	36,553
WK Kellogg Co.	2,411	50,149
		417,075
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	843	111,065
Northwest Natural Holding Co.	1,476	64,678
Star Group LP	45	570
		176,313

Ground Transportation — 0.9%
ArcBest Corp.	538	62,021
Covenant Logistics Group, Inc.	308	17,889
Heartland Express, Inc.	1,720	21,964
Marten Transport Ltd.	2,262	39,314
Universal Logistics Holdings, Inc.	273	14,226
Werner Enterprises, Inc.	2,355	96,272
		251,686
Health Care Equipment and Supplies — 2.3%
AngioDynamics, Inc.(1)	1,505	10,430
Artivion, Inc.(1)	1,286	37,963
Avanos Medical, Inc.(1)	1,865	35,733
Bioventus, Inc., Class A(1)	1,649	20,266
Butterfly Network, Inc.(1)	6,230	20,497
CONMED Corp.	1,142	84,554
Electromed, Inc.(1)	213	6,556
Inogen, Inc.(1)	1,109	10,768
iRadimed Corp.	303	16,341
Kewaunee Scientific Corp.(1)	101	4,215
LivaNova PLC(1)	2,076	108,990
Nevro Corp.(1)	12	55
Omnicell, Inc.(1)	79	3,681
OraSure Technologies, Inc.(1)	1,260	4,788
Orthofix Medical, Inc.(1)	1,372	26,795
OrthoPediatrics Corp.(1)	608	15,796
Pro-Dex, Inc.(1)(2)	82	4,182
Pulmonx Corp.(1)	35	226
QuidelOrtho Corp.(1)	2,145	87,945
Sensus Healthcare, Inc.(1)	575	4,893
Sight Sciences, Inc.(1)	94	375
Tactile Systems Technology, Inc.(1)	895	17,488
Treace Medical Concepts, Inc.(1)(2)	62	528
UFP Technologies, Inc.(1)	313	101,074
Utah Medical Products, Inc.	128	8,352
Varex Imaging Corp.(1)	581	9,691
Zimvie, Inc.(1)	1,067	15,749
Zynex, Inc.(1)(2)	182	1,514
		659,445
Health Care Providers and Services — 2.7%
Accolade, Inc.(1)	98	378
AdaptHealth Corp.(1)	3,617	36,279
Addus HomeCare Corp.(1)	733	90,042
AMN Healthcare Services, Inc.(1)	994	25,874
Astrana Health, Inc.(1)	1,313	56,787
BrightSpring Health Services, Inc.(1)(2)	2,219	42,827
Brookdale Senior Living, Inc.(1)	7,373	41,879
Castle Biosciences, Inc.(1)	1,203	36,427
Clover Health Investments Corp.(1)	17,329	60,305
Cross Country Healthcare, Inc.(1)	765	8,231
DocGo, Inc.(1)	3,247	14,060
Fulgent Genetics, Inc.(1)(2)	770	14,091
Joint Corp.(1)	41	477
ModivCare, Inc.(1)	492	9,245
National HealthCare Corp.	615	76,998
National Research Corp.	146	2,870

Nutex Health, Inc.(1)	146	5,431
Owens & Minor, Inc.(1)	539	7,260
Patterson Cos., Inc.	2,437	52,371
Pediatrix Medical Group, Inc.(1)	3,313	49,562
Premier, Inc., Class A	3,912	89,585
Progyny, Inc.(1)	1,027	15,990
U.S. Physical Therapy, Inc.	414	40,887
		777,856
Health Care Technology — 0.3%
Health Catalyst, Inc.(1)	2,145	18,940
HealthStream, Inc.	906	29,989
Schrodinger, Inc.(1)	865	19,523
Teladoc Health, Inc.(1)	759	9,093
		77,545
Hotels, Restaurants and Leisure — 1.6%
Accel Entertainment, Inc.(1)	2,168	25,062
BJ's Restaurants, Inc.(1)	867	33,327
Bloomin' Brands, Inc.	1,019	14,205
Cheesecake Factory, Inc.	1,832	92,772
Cracker Barrel Old Country Store, Inc.	170	9,445
Dave & Buster's Entertainment, Inc.(1)	96	3,775
El Pollo Loco Holdings, Inc.(1)	1,066	13,559
Everi Holdings, Inc.(1)	57	768
Golden Entertainment, Inc.	809	27,296
Krispy Kreme, Inc.	2,442	26,911
Marriott Vacations Worldwide Corp.	538	53,396
Monarch Casino & Resort, Inc.	501	42,089
Playa Hotels & Resorts NV(1)	2,784	27,255
Potbelly Corp.(1)	450	4,680
RCI Hospitality Holdings, Inc.	187	9,810
Rush Street Interactive, Inc.(1)	3,137	45,236
Super Group SGHC Ltd.	5,749	38,231
Target Hospitality Corp.(1)	1,217	10,065
		477,882
Household Durables — 1.7%
Beazer Homes USA, Inc.(1)	1,128	39,424
Century Communities, Inc.	362	32,710
Cricut, Inc., Class A	1,954	10,141
Ethan Allen Interiors, Inc.	933	28,671
Flexsteel Industries, Inc.(2)	145	8,559
Green Brick Partners, Inc.(1)	557	39,803
Hamilton Beach Brands Holding Co., Class A	267	5,172
Helen of Troy Ltd.(1)	72	5,280
Hovnanian Enterprises, Inc., Class A(1)	198	38,929
Landsea Homes Corp.(1)	801	9,155
La-Z-Boy, Inc.	1,615	73,111
Legacy Housing Corp.(1)	438	11,462
Leggett & Platt, Inc.	1,311	16,506
LGI Homes, Inc.(1)	786	86,059
Lifetime Brands, Inc.	51	300
Lovesac Co.(1)	562	21,199
Sonos, Inc.(1)	1,560	21,232
Traeger, Inc.(1)	2,640	8,474
Universal Electronics, Inc.(1)	491	5,686
VOXX International Corp.(1)(2)	228	1,781

Worthington Enterprises, Inc.	555	22,711
		486,365
Household Products — 1.0%
Central Garden & Pet Co.(1)	240	9,540
Central Garden & Pet Co., Class A(1)	2,069	69,912
Energizer Holdings, Inc.	2,730	104,040
Oil-Dri Corp. of America	193	13,340
Spectrum Brands Holdings, Inc.	1,036	95,260
		292,092
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.(1)	712	3,076
Montauk Renewables, Inc.(1)	2,452	10,838
NextEra Energy Partners LP	3,615	63,154
Sunnova Energy International, Inc.(1)(2)	5,896	32,664
		109,732
Insurance — 3.1%
Ambac Financial Group, Inc.(1)	726	9,322
American Coastal Insurance Corp., Class C(1)	861	11,822
AMERISAFE, Inc.	677	39,957
Brighthouse Financial, Inc.(1)	2,052	107,258
Donegal Group, Inc., Class A	553	9,202
eHealth, Inc.(1)	22	124
Employers Holdings, Inc.	903	48,184
Fidelis Insurance Holdings Ltd.	2,248	46,151
Genworth Financial, Inc., Class A(1)	1,348	10,514
Goosehead Insurance, Inc., Class A(1)	55	6,937
Greenlight Capital Re Ltd., A Shares(1)	887	13,243
HCI Group, Inc.	308	37,536
Heritage Insurance Holdings, Inc.(1)	1,039	12,915
Hippo Holdings, Inc.(1)	351	11,597
Horace Mann Educators Corp.	1,475	61,758
Investors Title Co.	56	16,045
James River Group Holdings Ltd.	92	431
Lemonade, Inc.(1)(2)	1,841	95,382
Palomar Holdings, Inc.(1)	996	107,867
ProAssurance Corp.(1)	1,853	30,982
Safety Insurance Group, Inc.	514	44,122
Selectquote, Inc.(1)	5,862	17,527
SiriusPoint Ltd.(1)	3,730	57,517
Skyward Specialty Insurance Group, Inc.(1)	1,285	69,531
United Fire Group, Inc.	635	19,431
Universal Insurance Holdings, Inc.	962	21,770
		907,125
Interactive Media and Services — 1.1%
Cargurus, Inc.(1)	256	9,682
Cars.com, Inc.(1)	2,477	49,218
Getty Images Holdings, Inc.(1)(2)	3,644	10,640
Nextdoor Holdings, Inc.(1)	5,965	14,495
Shutterstock, Inc.	672	21,289
Taboola.com Ltd.(1)	4,219	15,020
Travelzoo(1)	292	5,828
TripAdvisor, Inc.(1)	379	5,431
TrueCar, Inc.(1)	2,995	12,759
Yelp, Inc.(1)	2,155	82,364
Ziff Davis, Inc.(1)	1,346	79,212

ZipRecruiter, Inc., Class A(1)	1,745	15,461
		321,399
IT Services — 0.1%
CSP, Inc.	24	390
Hackett Group, Inc.	950	29,773
		30,163
Leisure Products — 0.6%
Clarus Corp.	91	413
Funko, Inc., Class A(1)	1,487	17,472
JAKKS Pacific, Inc.(1)	317	9,234
Johnson Outdoors, Inc., Class A	138	4,645
Latham Group, Inc.(1)	1,768	11,722
Malibu Boats, Inc., Class A(1)	750	32,513
MasterCraft Boat Holdings, Inc.(1)(2)	436	9,243
Revelyst, Inc.(1)	2,101	39,709
Smith & Wesson Brands, Inc.	918	12,467
Sturm Ruger & Co., Inc.	633	24,111
Topgolf Callaway Brands Corp.(1)	1,586	13,354
		174,883
Life Sciences Tools and Services — 0.6%
Azenta, Inc.(1)	1,806	83,455
Codexis, Inc.(1)	207	948
CryoPort, Inc.(1)	80	566
Cytek Biosciences, Inc.(1)	3,029	19,779
MaxCyte, Inc.(1)	3,301	11,719
Mesa Laboratories, Inc.	195	22,842
OmniAb, Inc.(1)	2,106	8,235
Personalis, Inc.(1)	2,075	8,238
Quanterix Corp.(1)	246	3,033
Standard BioTools, Inc.(1)	4,353	8,010
		166,825
Machinery — 4.4%
3D Systems Corp.(1)	231	686
Alamo Group, Inc.	269	53,787
Albany International Corp., Class A	1,176	97,490
Astec Industries, Inc.	382	14,749
Atmus Filtration Technologies, Inc.	289	12,511
Blue Bird Corp.(1)	1,357	55,162
Douglas Dynamics, Inc.	923	23,896
Eastern Co.	3	86
Enerpac Tool Group Corp.	2,035	98,209
Gorman-Rupp Co.	789	33,611
Graham Corp.(1)	400	17,928
Greenbrier Cos., Inc.	1,202	81,736
Helios Technologies, Inc.	1,260	65,923
Hillenbrand, Inc.	551	18,751
Hillman Solutions Corp.(1)	7,335	83,619
Hyliion Holdings Corp.(1)	4,531	16,719
Hyster-Yale, Inc.	396	22,271
Kennametal, Inc.	3,052	87,592
L.B. Foster Co., Class A(1)	137	3,936
Lindsay Corp.	419	55,631
Luxfer Holdings PLC	1,071	15,380
Manitowoc Co., Inc.(1)	550	5,847
Mayville Engineering Co., Inc.(1)	486	8,189

Miller Industries, Inc.	433	31,877
Omega Flex, Inc.	99	4,893
Park-Ohio Holdings Corp.	342	11,002
Proto Labs, Inc.(1)	887	36,536
REV Group, Inc.	1,898	58,876
Shyft Group, Inc.	1,175	16,568
Standex International Corp.	448	93,135
Taylor Devices, Inc.(1)(2)	118	5,673
Tennant Co.	462	40,827
Titan International, Inc.(1)	594	4,348
Trinity Industries, Inc.	3,185	120,074
		1,297,518
Marine Transportation — 0.2%
Costamare, Inc.	1,565	20,658
Genco Shipping & Trading Ltd.	1,666	26,440
Pangaea Logistics Solutions Ltd.	1,180	6,490
Safe Bulkers, Inc.	2,321	8,982
		62,570
Media — 1.7%
Advantage Solutions, Inc.(1)	334	1,189
AMC Networks, Inc., Class A(1)(2)	645	6,077
Boston Omaha Corp., Class A(1)	863	13,178
Cable One, Inc.	183	76,900
Emerald Holding, Inc.(2)	2,670	13,270
EW Scripps Co., Class A(1)	274	548
Gambling.com Group Ltd.(1)	923	12,239
Gannett Co., Inc.(1)	6,601	34,259
Gray Television, Inc.	2,364	10,094
Ibotta, Inc., Class A(1)(2)	416	30,426
John Wiley & Sons, Inc., Class A	1,524	79,523
Magnite, Inc.(1)	5,937	99,682
National CineMedia, Inc.(1)	2,814	19,557
PubMatic, Inc., Class A(1)	403	6,428
Scholastic Corp.	799	21,078
Sinclair, Inc.	1,391	25,483
Stagwell, Inc.(1)	3,461	27,204
TechTarget, Inc.(1)	75	2,408
Thryv Holdings, Inc.(1)	916	14,491
WideOpenWest, Inc.(1)	2,270	12,054
		506,088
Metals and Mining — 1.5%
Alpha Metallurgical Resources, Inc.	129	31,679
Arch Resources, Inc.	511	87,851
Caledonia Mining Corp. PLC	647	6,819
Century Aluminum Co.(1)	192	4,383
Coeur Mining, Inc.(1)	8,445	54,555
Compass Minerals International, Inc.	359	5,539
Gatos Silver, Inc.(1)	169	2,613
Idaho Strategic Resources, Inc.(1)	492	6,027
Kaiser Aluminum Corp.	354	28,773
Materion Corp.	66	7,631
McEwen Mining, Inc.(1)	999	8,352
Metallus, Inc.(1)	667	11,119
Metals Acquisition Ltd., Class A(1)	1,370	17,399
MP Materials Corp.(1)(2)	4,507	94,962

Olympic Steel, Inc.	26	1,099
Piedmont Lithium, Inc.(1)	10	126
Radius Recycling, Inc., Class A	585	11,595
Ramaco Resources, Inc., Class A	299	3,812
Ramaco Resources, Inc., Class B	58	595
Ryerson Holding Corp.	25	643
SunCoke Energy, Inc.	1,927	24,010
Universal Stainless & Alloy Products, Inc.(1)	386	17,146
		426,728
Multi-Utilities — 0.5%
Avista Corp.	3,061	118,430
Unitil Corp.	655	39,313
		157,743
Oil, Gas and Consumable Fuels — 3.0%
Amplify Energy Corp.(1)	1,188	7,971
Ardmore Shipping Corp.	1,672	18,660
Berry Corp.	846	3,452
Centrus Energy Corp., Class A(1)(2)	397	36,127
Clean Energy Fuels Corp.(1)	6,515	20,066
CONSOL Energy, Inc.	67	8,757
Crescent Energy Co., Class A	319	4,744
CVR Energy, Inc.	512	9,907
Delek U.S. Holdings, Inc.	645	12,287
DHT Holdings, Inc.	5,413	50,990
Dorian LPG Ltd.	1,591	38,932
Encore Energy Corp.(1)(2)	552	2,087
Evolution Petroleum Corp.	852	4,993
Excelerate Energy, Inc., Class A	643	19,914
FutureFuel Corp.	1,049	5,465
Gran Tierra Energy, Inc.(1)	855	5,882
Granite Ridge Resources, Inc.(2)	2,530	16,318
Green Plains, Inc.(1)	645	6,966
Gulfport Energy Corp.(1)	528	92,822
Hallador Energy Co.(1)	1,245	15,189
HighPeak Energy, Inc.(2)	848	12,779
International Seaways, Inc.	1,880	73,320
Kimbell Royalty Partners LP	2,860	46,275
Kosmos Energy Ltd.(1)	8,611	33,927
NextDecade Corp.(1)	321	2,324
Nordic American Tankers Ltd.	8,072	21,633
Par Pacific Holdings, Inc.(1)	264	4,602
Peabody Energy Corp.	333	7,942
PrimeEnergy Resources Corp.(1)	24	4,825
REX American Resources Corp.(1)	339	14,682
Riley Exploration Permian, Inc.	584	20,498
SandRidge Energy, Inc.	1,066	12,504
SFL Corp. Ltd.	4,773	50,212
Talos Energy, Inc.(1)	3,447	38,779
Teekay Corp. Ltd.(1)	2,423	17,882
Teekay Tankers Ltd., Class A	971	39,083
VAALCO Energy, Inc.	3,024	15,483
Vital Energy, Inc.(1)	102	3,349
Vitesse Energy, Inc.	775	21,762
W&T Offshore, Inc.(2)	2,548	4,943

World Kinect Corp.	2,226	64,443
		892,776
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	362	9,818
Mercer International, Inc.	325	2,005
		11,823
Passenger Airlines — 0.3%
Allegiant Travel Co.	176	14,404
Blade Air Mobility, Inc.(1)	1,268	6,010
Frontier Group Holdings, Inc.(1)	299	1,743
JetBlue Airways Corp.(1)	7,116	42,483
Sun Country Airlines Holdings, Inc.(1)	1,303	18,750
		83,390
Personal Care Products — 0.3%
Edgewell Personal Care Co.	1,837	67,197
Honest Co., Inc.(1)	189	1,567
Lifevantage Corp.	477	6,969
Medifast, Inc.(1)	33	649
Nature's Sunshine Products, Inc.(1)	36	585
Nu Skin Enterprises, Inc., Class A	704	5,139
Olaplex Holdings, Inc.(1)	4,029	7,776
USANA Health Sciences, Inc.(1)	351	13,524
		103,406
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(1)	1,445	65,300
Amylyx Pharmaceuticals, Inc.(1)	1,995	11,052
ANI Pharmaceuticals, Inc.(1)	680	38,916
Atea Pharmaceuticals, Inc.(1)	2,056	7,032
Collegium Pharmaceutical, Inc.(1)	1,170	35,685
Fulcrum Therapeutics, Inc.(1)	2,349	9,044
Harmony Biosciences Holdings, Inc.(1)	1,364	47,290
Innoviva, Inc.(1)	2,471	46,924
Ligand Pharmaceuticals, Inc.(1)	755	91,710
Nuvation Bio, Inc.(1)	10,106	29,307
Pacira BioSciences, Inc.(1)	140	2,367
Phibro Animal Health Corp., Class A	967	22,599
Pliant Therapeutics, Inc.(1)	1,999	27,586
SIGA Technologies, Inc.	1,588	11,561
Supernus Pharmaceuticals, Inc.(1)	2,085	76,249
Terns Pharmaceuticals, Inc.(1)	3,017	18,826
Theravance Biopharma, Inc.(1)	1,363	12,608
Third Harmonic Bio, Inc.(1)	544	6,941
Trevi Therapeutics, Inc.(1)	785	2,261
Ventyx Biosciences, Inc.(1)	205	549
		563,807
Professional Services — 2.9%
Asure Software, Inc.(1)	69	676
Concentrix Corp.	1,473	66,211
Conduent, Inc.(1)	5,953	22,205
CRA International, Inc.	236	46,027
CSG Systems International, Inc.	1,084	59,414
First Advantage Corp.(1)	2,061	39,633
Franklin Covey Co.(1)	425	15,462
Heidrick & Struggles International, Inc.	758	34,974
Huron Consulting Group, Inc.(1)	651	79,949

IBEX Holdings Ltd.(1)	394	8,077
ICF International, Inc.	601	83,281
Innodata, Inc.(1)	1,262	51,843
Insperity, Inc.	578	45,575
Kelly Services, Inc., Class A	1,043	15,280
Kforce, Inc.	706	42,353
Legalzoom.com, Inc.(1)	442	3,505
ManpowerGroup, Inc.	789	50,788
Mistras Group, Inc.(1)	759	7,066
Planet Labs PBC(1)	7,647	30,053
RCM Technologies, Inc.(1)	6	137
Resources Connection, Inc.	1,029	8,685
TaskUS, Inc., Class A(1)	643	9,426
TrueBlue, Inc.(1)	320	2,406
TTEC Holdings, Inc.	78	404
Willdan Group, Inc.(1)	577	25,221
WNS Holdings Ltd.(1)	1,748	94,794
		843,445
Real Estate Management and Development — 1.1%
Anywhere Real Estate, Inc.(1)	2,920	14,308
Cushman & Wakefield PLC(1)	8,533	130,555
Forestar Group, Inc.(1)	490	14,626
FRP Holdings, Inc.(1)	36	1,148
Kennedy-Wilson Holdings, Inc.	4,582	53,059
Marcus & Millichap, Inc.	931	38,739
Newmark Group, Inc., Class A	397	6,146
Opendoor Technologies, Inc.(1)	11,054	25,866
RMR Group, Inc., Class A	574	12,743
Seritage Growth Properties, Class A(1)(2)	25	114
Tejon Ranch Co.(1)	847	13,654
		310,958
Semiconductors and Semiconductor Equipment — 1.5%
ACM Research, Inc., Class A(1)	1,582	27,194
Alpha & Omega Semiconductor Ltd.(1)	1,074	44,539
Axcelis Technologies, Inc.(1)	940	69,786
CEVA, Inc.(1)	861	25,606
Cohu, Inc.(1)	1,000	26,400
Diodes, Inc.(1)	1,511	98,215
inTEST Corp.(1)	20	152
Kulicke & Soffa Industries, Inc.	1,588	76,891
Magnachip Semiconductor Corp.(1)	1,295	5,594
NVE Corp.	16	1,236
Penguin Solutions, Inc.(1)	836	15,165
Photronics, Inc.(1)	1,634	40,703
QuickLogic Corp.(1)(2)	35	267
SolarEdge Technologies, Inc.(1)	11	174
Ultra Clean Holdings, Inc.(1)	163	6,264
		438,186
Software — 2.8%
8x8, Inc.(1)	2,037	6,315
A10 Networks, Inc.	2,781	47,416
Adeia, Inc.	4,044	49,013
Alarm.com Holdings, Inc.(1)	1,266	82,467
Arteris, Inc.(1)	81	704
Cipher Mining, Inc.(1)	7,996	53,573

Clear Secure, Inc., Class A	132	3,416
CS Disco, Inc.(1)	55	326
Daily Journal Corp.(1)	57	32,177
Digital Turbine, Inc.(1)(2)	4,167	6,000
E2open Parent Holdings, Inc.(1)	9,037	27,472
Enfusion, Inc., Class A(1)	83	825
EverCommerce, Inc.(1)	601	7,302
Expensify, Inc., Class A(1)	2,339	7,625
Logility Supply Chain Solutions, Inc., Class A	1,256	13,226
Matterport, Inc.(1)	12,583	59,895
Meridianlink, Inc.(1)	1,089	25,428
Olo, Inc., Class A(1)	3,905	28,467
ON24, Inc.(1)	1,261	8,335
OneSpan, Inc.(1)	1,563	28,322
Pagaya Technologies Ltd., Class A(1)	1,546	16,898
Progress Software Corp.	1,639	112,124
Red Violet, Inc.(1)	499	18,363
Silvaco Group, Inc.(1)	145	1,196
SolarWinds Corp.	1,863	24,871
Telos Corp.(1)	1,034	3,516
Teradata Corp.(1)	3,065	94,709
Verint Systems, Inc.(1)	1,979	49,871
Xperi, Inc.(1)	987	9,347
		819,199
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(1)	778	6,325
Advance Auto Parts, Inc.	259	10,710
America's Car-Mart, Inc.(1)	265	12,232
Arhaus, Inc.	826	8,202
Arko Corp.	2,360	16,898
Buckle, Inc.	1,211	63,081
Build-A-Bear Workshop, Inc.	492	18,691
Caleres, Inc.	1,358	42,193
Camping World Holdings, Inc., Class A	1,427	34,876
Citi Trends, Inc.(1)	41	818
Designer Brands, Inc., Class A(2)	135	670
Destination XL Group, Inc.(1)	326	786
Foot Locker, Inc.(1)	3,704	93,155
Genesco, Inc.(1)	416	13,973
GrowGeneration Corp.(1)	923	1,791
Guess?, Inc.	513	8,444
Haverty Furniture Cos., Inc.	434	10,247
J Jill, Inc.	268	7,397
Lands' End, Inc.(1)	491	7,831
MarineMax, Inc.(1)	745	25,568
Monro, Inc.	982	27,614
National Vision Holdings, Inc.(1)	172	2,081
ODP Corp.(1)	222	5,701
Petco Health & Wellness Co., Inc.(1)	188	803
PetMed Express, Inc.(1)(2)	363	1,681
Sally Beauty Holdings, Inc.(1)	3,871	53,923
Shoe Carnival, Inc.	709	23,936
Sportsman's Warehouse Holdings, Inc.(1)	57	122
Stitch Fix, Inc., Class A(1)	4,308	20,506
Victoria's Secret & Co.(1)	3,215	124,870

Zumiez, Inc.(1)	726	16,023
		661,148
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	2,639	19,133
Immersion Corp.	1,142	10,209
		29,342
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	1,380	75,306
Figs, Inc., Class A(1)	4,993	25,914
G-III Apparel Group Ltd.(1)	1,554	46,045
Hanesbrands, Inc.(1)	13,730	119,451
Lakeland Industries, Inc.	272	6,158
Movado Group, Inc.	259	5,271
Oxford Industries, Inc.	423	35,181
Rocky Brands, Inc.	279	6,054
Superior Group of Cos., Inc.	460	7,788
Vera Bradley, Inc.(1)	67	392
Wolverine World Wide, Inc.	3,544	82,185
		409,745
Trading Companies and Distributors — 0.8%
Alta Equipment Group, Inc.	25	198
BlueLinx Holdings, Inc.(1)	181	22,752
DNOW, Inc.(1)	2,843	42,787
DXP Enterprises, Inc.(1)	482	35,316
Global Industrial Co.	215	6,074
H&E Equipment Services, Inc.	510	30,467
Hudson Technologies, Inc.(1)	833	4,948
Karat Packaging, Inc.	270	8,340
MRC Global, Inc.(1)	3,236	45,207
Titan Machinery, Inc.(1)	152	2,348
Willis Lease Finance Corp.	108	23,552
		221,989
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)	443	4,997
Water Utilities — 0.2%
Artesian Resources Corp., Class A	321	11,152
California Water Service Group	984	50,371
Consolidated Water Co. Ltd.	27	727
		62,250
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	2,308	18,533
Spok Holdings, Inc.	640	10,503
		29,036
TOTAL COMMON STOCKS (Cost $26,285,240)		29,054,697
SHORT-TERM INVESTMENTS — 3.3%
Money Market Funds — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	176,925	176,925
State Street Navigator Securities Lending Government Money Market Portfolio(3)	789,501	789,501
TOTAL SHORT-TERM INVESTMENTS (Cost $966,426)		966,426
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $27,251,666)		30,021,123
OTHER ASSETS AND LIABILITIES — (2.6)%		(771,590)
TOTAL NET ASSETS — 100.0%		$29,249,533

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $841,033. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $869,443, which includes securities collateral of $79,942.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.